Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Summary of Changes in Equity Interest

As at December 31, 2024, 2023 and 2022 the equity attributable to owners of the Company is analysed as follows:

	31/12/24	31/12/23	31/12/22
Share capital	55,073	55,073	55,073
Reserves	20,659	20,448	23,292
Retained earnings	(21,726)	(6,576)	9,493
Total	54,006	68,945	87,858

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2024, 2023 and 2022, as follows:

	31/12/24	31/12/23	31/12/22
Mr. Pasquale Natuzzi	56.2%	56.2%	56.2%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.7%	38.7%	38.7%
Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/24	31/12/23	31/12/22
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Shareholders: unpaid share capital	—	—	(165)
Share premium reserve	175	175	175
Stock option reserve	1,501	1,133	824
Reserve for gain on disposal of Non-controlling interests	4,219	4,219	4,219
Foreign operations translation reserve	1,792	2,335	5,468
Remeasurement of defined benefit plan	1,195	1,127	1,312
Reserve from Shareholder Financing	318	—	—
Total	20,659	20,448	23,292

Summary of OCI Accumulated in Reserves, Net of Tax

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/24	31/12/23	31/12/22
Foreign operation translation	1,792	2,335	5,468
Remeasurement of defined benefit plan	1,195	1,127	1,312
Owners of the Company	2,987	3,462	6,780
Non-controlling interests	148	(17)	144
Total OCI	3,135	3,445	6,924

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2024

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(1,064)	—	(1,064)
Share of OCI of equity-method investees	686	—	686
Actuarial gains/(losses) on employees’ leaving entitlement	—	68	68
Total	(378)	68	(310)

Year ended December 31, 2023

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(2,003)	—	(2,003)
Share of OCI of equity-method investees	(1,257)	—	(1,257)
Actuarial gains/(losses) on employees’ leaving entitlement	—	(185)	(185)
Total	(3,260)	(185)	(3,445)

Year ended December 31, 2022

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	524	—	524
Share of OCI of equity-method investees	(784)	—	(784)
Actuarial gains/(losses) on employees’ leaving entitlement	—	2,309	2,309
Total	(260)	2,309	2,049